Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 399,345	$ 386,055	$ 396,243	$ 395,228	$ 390,713	$ 413,802	$ 400,437	$ 361,816	$ 1,576,871	$ 1,566,768	$ 1,401,461
Direct cost of revenues	245,080	241,614	248,220	245,618	233,005	249,975	250,844	223,084	980,532	956,908	825,599
Selling, general and administrative expenses	94,058	88,909	92,460	102,589	92,932	97,618	94,442	88,303	378,016	373,295	341,239
Special charges		2,775	26,782				15,212		29,557	15,212	51,131
Acquisition-related contingent consideration	(483)	403	(3,541)	557	(9,004)	944	799	796	(3,064)	(6,465)	1,190
Amortization of other intangible assets	5,634	5,766	5,490	5,517	5,576	5,843	5,498	5,454	22,407	22,371	23,910
Goodwill impairment charge	110,387								110,387
Costs and Expenses	454,676	339,467	369,411	354,281	322,509	354,380	366,795	317,637	1,517,835	1,361,321	1,243,069
Operating income	(55,331)	46,588	26,832	40,947	68,204	59,422	33,642	44,179	59,036	205,447	158,392
Interest income and other	1,156	1,584	(363)	3,282	895	486	2,923	2,000	5,659	6,304	4,423
Interest expense	(13,124)	(13,208)	(15,195)	(15,204)	(14,495)	(14,319)	(14,500)	(15,310)	(56,731)	(58,624)	(50,263)
Loss on early extinguishment of debt	(4,850)								(4,850)		(5,161)
Income before income tax provision	(72,149)	34,964	11,274	29,025	54,604	45,589	22,065	30,869	3,114	153,127	107,391
Income tax provision	13,728	12,251	3,527	10,594	14,723	16,150	6,740	11,611	40,100	49,224	41,407
Net income	$ (85,877)	$ 22,713	$ 7,747	$ 18,431	$ 39,881	$ 29,439	$ 15,325	$ 19,258	$ (36,986)	$ 103,903	$ 65,984
Earnings (loss) per common share-basic	$ (2.15)	$ 0.56	$ 0.19	$ 0.46	$ 1.00	$ 0.73	$ 0.38	$ 0.44	$ (0.92)	$ 2.53	$ 1.45
Earnings (loss) per common share-diluted	$ (2.15)	$ 0.55	$ 0.18	$ 0.43	$ 0.93	$ 0.70	$ 0.36	$ 0.42	$ (0.92)	$ 2.39	$ 1.38
Basic	39,913	40,387	40,592	40,358	39,932	40,182	40,587	43,877	40,316	41,131	45,557
Diluted	39,913	41,102	42,074	43,185	42,857	42,267	42,912	45,939	40,316	43,473	47,664